RELATED PARTY BALANCE AND TRANSCATIONS (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF RELATED PARTY BALANCE AND TRANSACTIONS [Table Text Block]
	September 30, 2012	December 31, 2011
	(Unaudited)
Xingtai Longhai Steel Group Co., Ltd.	$(2,690,635)	$32,844,632

SCHEDULE OF DUE FROM RELATED PARTIES [Table Text Block]
	As of December 31,
	2011	2010
Xingtai Longhai Steel Group Co., Ltd. (Longhai Steel Group)	$32,844,632	$-

SCHEDULE OF DUE TO RELATED PARTY [Table Text Block]
	As of December 31,
	2011	2010
Xingtai Longhai Steel Group Co., Ltd.	$-	$1,531,755